Cash and cash equivalents	6 Months Ended
Jun. 30, 2019
Cash and cash equivalents
Cash and cash equivalents

5. Cash and cash equivalents

As of June 30, 2019 and December 31, 2018, cash and cash equivalents are as follows:

Cash and cash equivalents
in € THOUS
	June 30,	December 31,
	2019	2018
Cash	776.682	831.885
Securities and time deposits	145.420	1.313.747
Cash and cash equivalents	922.102	2.145.632

The cash and cash equivalents disclosed in the table above, and in the consolidated statements of cash flows, include at June 30, 2019 an amount of €6,213 (December 31, 2018: €5,002) from collateral requirements towards an insurance company in North America that are not available for use.